Share capital warrants and subscription receipts - Summary of Calculation of Weighted Average Number of Common Shares (Detail) - shares	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Earnings per share [line items]
Issued common shares as at December 1	45,980,019	24,201,582	23,780,417
Effect of share issue	5,688,186	2,053,928	1,286,695
Weighted average number of common shares, basic and diluted	49,361,835	26,332,429	23,813,344
ATM program [Member]
Earnings per share [line items]
Effect of share issue	0	0	29,589
Share options [member]
Earnings per share [line items]
Effect of share options exercised	0	0	3,338
public issue common shares [member]
Earnings per share [line items]
Effect of issue common shares	0	1,843,517	0
Subscription Receipts Issue [Member]
Earnings per share [line items]
Effect of subscription receipts issue	3,381,816	287,223	0
Convertible Unsecured Senior Notes [member]
Earnings per share [line items]
Impact on conversion of convertible unsecured senior notes	0	107	0